Post-Retirement Benefit Obligations - Summary of Expected Contributions of Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 4,747	¥ 5,115
Less than 1 year [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	168	173
2 and 5 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	679	706
Between 5 and 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	851	894
Over 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 3,049	¥ 3,342